Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jan. 31, 2021	Jan. 26, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal Amount	$ 1,862,500			$ 1,857,500
Back end fee due to PPL and Keppel on Delivery of vessels	42,800			42,800
Effective interest rate adjustments on PPL and Keppel Delivery financing	15,100			13,400
Deferred finance charges	(9,500)			(7,500)
Carrying Value	1,910,900			1,906,200
Hayfin Term Loan Facility
Debt Instrument [Line Items]
Principal Amount	197,000			195,000
Back end fee due to PPL and Keppel on Delivery of vessels		$ 1,950
Syndicated Senior Secured Credit Facilities
Debt Instrument [Line Items]
Principal Amount	272,700			270,000
Back end fee due to PPL and Keppel on Delivery of vessels		2,700
New Bridge Revolving Credit Facility
Debt Instrument [Line Items]
Principal Amount	30,300			30,000
Back end fee due to PPL and Keppel on Delivery of vessels		$ 300
$350m Convertible bonds
Debt Instrument [Line Items]
Principal Amount	350,000		$ 350,000	350,000
PPL Delivery Financing
Debt Instrument [Line Items]
Principal Amount	753,300			753,300
Keppel Delivery Financing
Debt Instrument [Line Items]
Principal Amount	$ 259,200			$ 259,200